Prospectus Supplement
John Hancock Funds II
Emerging Markets Debt Fund (the fund)
Supplement dated July 15, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
As of the close of business on August 15, 2024, there are not expected to be any shareholders in Class R2 shares of the fund, and the fund will stop accepting investments into Class R2 shares of the fund on or about that date.
For more information, please call John Hancock Investment Management at 800-225-5291.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Funds II
Emerging Markets Debt Fund (the fund)
Supplement dated July 15, 2024 to the current Statement of Additional Information, as may be supplemented (the SAI)
As of the close of business on August 15, 2024, there are not expected to be any shareholders in Class R2 shares of the fund, and the fund will stop accepting investments into Class R2 shares of the fund on or about that date.
For more information, please call John Hancock Investment Management at 800-225-5291.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.